Revenue - Schedule of Disaggregation of Revenue (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Point in time [Member]
Point in time:
Disaggregation of revenue	$ 44,790,285	$ 5,754,664	$ 36,461,260	$ 49,121,839
Point in time [Member] | Corporate financial communications services [Member]
Point in time:
Disaggregation of revenue	38,841,687	4,990,387	32,373,844	39,133,279
Point in time [Member] | IPO financial printing services [Member]
Point in time:
Disaggregation of revenue	3,789,793	486,913	4,087,416	9,988,560
Point in time [Member] | Consultancy Fees [Member]
Point in time:
Disaggregation of revenue	2,158,805	277,364
Overtime [Member]
Point in time:
Disaggregation of revenue	47,647,541	6,121,766	36,461,260	49,121,839
Overtime [Member] | Supporting and Maintenance Services [Member]
Point in time:
Disaggregation of revenue	$ 2,857,256	$ 367,102